Expense Example, No Redemption	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 1 Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 3 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 5 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 10 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 1 Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 3 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 5 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 10 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 1 Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 3 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 5 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 10 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 1 Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 3 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 5 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 10 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 1 Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 3 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 5 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 10 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 1 Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 3 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 5 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 10 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A 1 Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class A 3 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A 5 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A 10 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class C 1 Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class C 3 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class C 5 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class C 10 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I 1 Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class I 3 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I 5 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I 10 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A 1 Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A 3 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A 5 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A 10 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C 1 Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C 3 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C 5 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C 10 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I 1 Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I 3 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I 5 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I 10 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R 1 Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R 3 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R 5 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R 10 Years
USD ($)	649	913	1,195	2,000	207	640	1,098	2,176	106	331	574	1,271	648	907	1,185	1,978	205	634	1,088	2,155	104	325	563	1,248	670	1,010	1,374	2,393	228	740	1,279	2,567	127	435	765	1,698	635	876	1,136	1,878	192	602	1,038	2,056	91	292	511	1,139	142	449	778	1,710